Schedule of investments
Delaware Investments® National Municipal Income Fund
December 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 165.75%
Corporate Revenue Bonds — 4.82%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project) Series A 144A 7.75% 7/1/50 #	725,000	$ 507,500
Inland Empire Tobacco Securitization
Series E 144A 0.63% 6/1/57 #, ^	3,900,000	213,057
(Capital Appreciation-Asset-Backed) Series F 144A 0.778% 6/1/57 #, ^	2,500,000	114,675
Public Authority for Colorado Energy Natural Gas Revenue
6.25% 11/15/28	865,000	933,413
6.50% 11/15/38	2,250,000	2,638,440
Public Finance Authority Hotel Revenue
(Grand Hyatt San Antonio Hotel Acquisition Project) Series A 5.00% 2/1/62	1,475,000	1,338,548
Shoals Exempt Facilities Revenue
(National Gypsum Project) 7.25% 11/1/43 (AMT)	310,000	314,107
Tobacco Securitization Authority of Southern California
Capital Appreciation Second Subordinate Series C 1.105% 6/1/46 ^	3,235,000	499,711
Capital Appreciation Third Subordinate Series D 1.183% 6/1/46 ^	3,015,000	364,694
		6,924,145
Education Revenue Bonds — 23.00%
Arizona Industrial Development Authority Revenue
(Leman Academy Of Excellence Projects) Series A 4.50% 7/1/54	1,115,000	972,313
Bethel Charter School Lease Revenue
(Spectrum High School Project) Series A 4.375% 7/1/52	1,100,000	823,724
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Board of Trustees For Colorado Mesa University Enterprise Revenue
Series B 5.00% 5/15/49	750,000	$ 802,748
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	990,000	931,719
Series A 5.00% 3/1/39	170,000	153,041
California Educational Facilities Authority Revenue
(Loma Linda University) Series A 5.00% 4/1/47	760,000	777,290
Colorado Educational & Cultural Facilities Authority Revenue
(Aspen View Academy Project) 4.00% 5/1/41	175,000	150,152
(Charter School - Aspen Ridge School Project)
Series A 144A 5.00% 7/1/36 #	500,000	483,795
Series A 144A 5.25% 7/1/46 #	500,000	471,060

(Charter School - Community Leadership Academy, Inc. Second Campus Project) 7.45% 8/1/48	500,000	507,395
(Charter School - Global Village Academy - Northglenn Project) 144A 5.00% 12/1/50 #	475,000	387,918
(Charter School - Liberty Common Project) Series A 5.00% 1/15/44	1,000,000	1,006,690
(Charter School - Peak to Peak Charter School Project) 5.00% 8/15/34	1,000,000	1,026,880
(Charter School - Science Technology Engineering and Math (STEM) School Project)
5.00% 11/1/54	700,000	662,249
5.125% 11/1/49	765,000	745,171

(Charter School - Skyview Academy Project) 144A 5.50% 7/1/49 #	750,000	737,662
(Charter School - University Lab School Building) 144A 5.00% 12/15/45 #	500,000	505,310
(Vail Mountain School Project) 4.00% 5/1/46	25,000	21,273
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Schedule of investments
Delaware Investments® National Municipal Income Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Columbia Revenue Bonds
(Two Rivers Public Charter School Inc. Issue) 5.00% 6/1/50	760,000	$ 744,314
Deephaven Charter School
(Eagle Ridge Academy Project)
Series A 5.25% 7/1/37	590,000	589,398
Series A 5.25% 7/1/40	500,000	492,940
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project) Series A 5.00% 11/1/48	1,200,000	1,050,444
Florida Development Finance Educational Revenue
(Mater Academy Projects) Series B 5.00% 6/15/56	1,620,000	1,516,757
Forest Lake Charter School Lease Revenue
(Lake International Language Academy Project)
Series A 5.375% 8/1/50	915,000	866,569
Series A 5.75% 8/1/44	705,000	706,325
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	205,000	205,174
5.50% 8/1/49	990,000	991,129
Minnesota Higher Education Facilities Authority Revenue
(Carleton College)
4.00% 3/1/36	485,000	493,973
5.00% 3/1/44	555,000	586,985

(Gustavus Adolphus College) 5.00% 10/1/47	500,000	510,655
(Macalester College)
4.00% 3/1/42	900,000	889,299
4.00% 3/1/48	600,000	568,776

(St. Catherine University) Series A 5.00% 10/1/45	785,000	801,446
(St. John's University)
4.00% 3/1/36	410,000	392,911
Series 8-I 5.00% 10/1/31	235,000	245,133
(Trustees of the Hamline University of Minnesota)
Series A 4.00% 10/1/38	920,000	874,543
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/47	1,055,000	$ 1,058,692

(University of St. Thomas) Series A 4.00% 10/1/37	500,000	495,500
Montana Board of Regents of Higher Education
(The University of Montana) 5.25% 11/15/52 (AGM)	1,000,000	1,107,520
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	230,000	218,850
Series A 5.00% 9/1/44	400,000	349,200
Regents of the University of California General Revenue
Series AI 5.00% 5/15/32	1,000,000	1,006,590
Rhode Island Health And Educational Building Corporation Higher Acilities Revenue
(University of Rhode Island) Series B 5.25% 9/15/29 (AGC)	945,000	945,680
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	375,000	272,861
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	825,000	680,955
(Great River School Project) Series A 144A 4.75% 7/1/29 #	100,000	98,573
(Twin Cities Academy Project) Series A 5.30% 7/1/45	630,000	583,991
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Amherst H. Wilder Foundation Project) Series A 5.00% 12/1/36	750,000	755,318

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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Great River School Project) Series A 144A 5.50% 7/1/38 #	240,000	$ 241,039
Westchester County Local Development
(Pace University) Series A 5.00% 5/1/34	1,500,000	1,507,530
		33,015,460
Electric Revenue Bonds — 14.31%
Chaska Electric Revenue
Series A 5.00% 10/1/28	445,000	471,268
Fort Collins Electric Utility Enterprise Revenue
Series A 5.00% 12/1/42	500,000	538,665
Loveland Electric & Communications Enterprise Revenue
Series A 5.00% 12/1/44	500,000	519,990
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/26	500,000	518,425
5.00% 10/1/27	320,000	331,737
5.00% 10/1/47	1,210,000	1,265,515
Municipal Electric Authority bonds
Series A 5.00% 1/1/56	5,000,000	5,085,300
Municipal Electric Authority of Georgia
5.00% 1/1/63	2,500,000	2,537,800
Northern Minnesota Municipal Power Agency Electric System Revenue
Series A 5.00% 1/1/30	340,000	340,418
Northern Municipal Power Agency Electric System Revenue
Series A 5.00% 1/1/26	100,000	100,134
Rochester Electric Utility Revenue
Series A 5.00% 12/1/42	605,000	635,026
Series A 5.00% 12/1/47	985,000	1,028,045
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	240,000	251,112
Series A 5.00% 1/1/47	1,650,000	1,761,342
St. Paul Housing & Redevelopment Authority
Series A 4.00% 10/1/33	285,000	290,065
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority District Energy Revenue
Series B 4.00% 10/1/37	800,000	$ 785,648
Western Minnesota Municipal Power Agency Supply Revenue
(Red Rock Hydroelectric Project) Series A 5.00% 1/1/49	3,860,000	4,078,476
		20,538,966
Healthcare Revenue Bonds — 44.66%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.375% 11/1/34	610,000	580,969
Apple Valley Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	1,160,000	1,016,868
5.00% 9/1/58	1,605,000	1,511,011
Apple Valley Senior Living Revenue
(Senior Living, LLC Project 2nd Tier) Second Tier Series B-5 5.00% 1/1/47	715,000	418,139
(Senior Living, LLC Project 4th Tier)
4th Tier Series D 7.00% 1/1/37	685,000	469,465
Fourth Tier Series D 7.25% 1/1/52	1,035,000	647,537
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project 2nd Tier) Series B 5.00% 1/1/49	70,000	39,903
(Great Lakes Senior Living Communities LLC Project 4th Tier) Fourth Tier Series D-2 144A 7.75% 1/1/54 #	50,000	29,137

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Schedule of investments
Delaware Investments® National Municipal Income Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project) Series A 5.50% 12/1/48	500,000	$ 407,280
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project) 5.00% 11/1/27	500,000	509,835
City of Bethel
(The Lodge at The Lakes at Stillwater Project) 5.25% 6/1/58	1,775,000	1,490,219
Colorado Health Facilities Authority Revenue
(Aberdeen Ridge) Series A 5.00% 5/15/49	500,000	395,415
(AdventHealth Obligated Group) Series A 3.00% 11/15/51	500,000	365,130
(Adventist Health System/Sunbelt Obligated Group) Series A 5.00% 11/15/48	1,000,000	1,032,560
(Bethesda Project) Series A-1 5.00% 9/15/48	750,000	698,662
(Capella of Grand Junction Project) 144A 5.00% 12/1/54 #	525,000	361,400
(CommonSpirit Health)
Series A-2 4.00% 8/1/49	2,250,000	1,889,977
Series A-2 5.00% 8/1/44	290,000	290,673

(Covenant Living Communities and Services) Series A 4.00% 12/1/40	750,000	653,400
(Covenant Retirement Communities, Inc.) 5.00% 12/1/35	1,000,000	1,010,810
(Mental Health Center of Denver Project) Series A 5.75% 2/1/44	1,500,000	1,512,045
(National Jewish Health Project) 5.00% 1/1/27	500,000	500,485
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue

(Sanford) Series A 5.00% 11/1/44	1,465,000	$ 1,436,784
(Sunny Vista Living Center Project) Series A 144A 6.25% 12/1/50 #	505,000	345,673
Crookston Health Care Facilities Revenue
(Riverview Health Project) 5.00% 5/1/51	1,390,000	1,216,042
Cumberland County Municipal Authority Revenue
(Penn State Health) Series A 4.00% 11/1/44	1,000,000	931,290
Cuyahoga County Hospital Revenue
(The Metrohealth System) 5.50% 2/15/57	1,000,000	1,010,020
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	280,000	247,399
Series A 5.00% 4/1/40	270,000	234,660
Denver Health & Hospital Authority Health Care Revenue
Series A 4.00% 12/1/40	500,000	427,965
Escambia County Health Facilities Authority Revenue
(Baptist Health Care Corporation Obligated Group) Series A 4.00% 8/15/50	1,150,000	978,271
Hayward Health Care Facilities Revenue
(American Baptist Homes of the Midwest Obligated Group) 5.75% 2/1/44	500,000	413,970
(St. John's Lutheran Home of Albert Lea Project) Series A 5.375% 10/1/44	125,000	82,695
Henrico County Economic Development Authority Residential Care Facility Revenue
(Westminister Canterbury Richmond) Series A 5.00% 10/1/52	1,200,000	1,235,904

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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Hillsborough County Industrial Development Authority Hospital Revenue Bonds
Series A 3.50% 8/1/55	6,875,000	$ 5,244,663
Housing And Redevelopment Authority Of Health Care Facilities Revenue Refunding
(Healthpartners Obligated Group) Series A 5.00% 7/1/30	1,000,000	1,037,510
Illinois Finance Authority Revenue Bonds
(NorthShore – Edward-Elmhurst Health Credit Group) Series A 5.00% 8/15/51	4,355,000	4,572,663
Lancaster County Hospital Authority Revenue Bonds
(Penn State Health) 5.00% 11/1/46	1,345,000	1,365,108
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation) 4.00% 5/1/37	1,000,000	921,480
(North Memorial Health Care) 5.00% 9/1/30	865,000	892,126
Maple Plain Senior Housing & Health Care Revenue
(Haven Homes, Inc. Project) 5.00% 7/1/54	1,500,000	1,234,350
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 4.00% 11/15/48	2,855,000	2,554,026
Series A 5.00% 11/15/33	500,000	517,980
Series A 5.00% 11/15/34	500,000	516,480
Series A 5.00% 11/15/49	2,000,000	2,040,920
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	220,000	201,045
5.25% 11/1/45	850,000	765,391
5.375% 11/1/50	200,000	180,924
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Montgomery County Higher Education and Health Authority
(Thomas Jefferson University)
Series B 4.00% 5/1/56	1,000,000	$ 847,300
Series B 5.00% 5/1/57	3,515,000	3,384,137
New Hope Cultural Education Facilities
(Cardinal Bay Inc. - Village on the Park/Carriage Inn Project) Series A-1 5.00% 7/1/51	135,000	94,500
(Cardinal Bay Inc.) Series B 4.75% 7/1/51	160,000	88,000
Rochester Health Care & Housing Facility Revenue
(The Homestead at Rochester Inc. Project) Series A 6.875% 12/1/48	1,220,000	1,230,699
Sartell Health Care & Housing Facilities Revenue
(Country Manor Campus LLC Project) Series A 5.30% 9/1/37	600,000	559,926
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	205,000	205,070
5.00% 9/1/34	165,000	166,849
St. Cloud Health Care Revenue
(Centracare Health System)
4.00% 5/1/49	1,585,000	1,431,810
5.00% 5/1/48	2,250,000	2,298,465
Series A 5.00% 5/1/46	2,375,000	2,417,013
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Fairview Health Services)
Series A 4.00% 11/15/43	905,000	831,993
Series A 5.00% 11/15/47	680,000	692,757
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Episcopal Homes Project) 5.125% 5/1/48	1,200,000	1,004,064

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Schedule of investments
Delaware Investments® National Municipal Income Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
The Hospital Facility Authority Of Union County, Oregon Revenue Bonds
(Grande Ronde Hospital Project) 5.00% 7/1/39	1,665,000	$ 1,694,437
Wisconsin Health & Educational Facilities Authority Senior Living Revenue
(Covenant Communities, Inc. Project) Second Tier Series B-5 5.00% 7/1/53	1,000,000	725,970
		64,109,249
Housing Revenue Bonds — 1.36%
Minnesota Housing Finance Agency State Appropriated
(Housing Infrastructure) Series C 5.00% 8/1/33	1,390,000	1,427,183
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	560,000	528,970
		1,956,153
Lease Revenue Bonds — 13.27%
Denver Health & Hospital Authority
(550 Acoma, Inc.) 4.00% 12/1/38	500,000	436,975
Fayette County School District Finance
5.00% 6/1/46 (BAM)	3,790,000	4,069,285
Kansas City Industrial Development Authority
(Kansas City International Airport Terminal Modernization Project) Series B 5.00% 3/1/49 (AGM) (AMT)	1,000,000	1,015,990
Minnesota General Fund Revenue
(Appropriations)
Series A 5.00% 6/1/38	5,500,000	5,523,045
Series A 5.00% 6/1/43	1,750,000	1,755,915
Minnesota State General Fund Revenue Appropriation
Series A 5.00% 6/1/32	780,000	784,095
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New York Liberty Development Revenue
(4 World Trade Center - Green Bond) Series A 3.00% 11/15/51 (BAM)	3,640,000	$ 2,638,090
State of Colorado Department of Transportation Certificates of Participation
5.00% 6/15/34	340,000	358,989
5.00% 6/15/36	545,000	572,893
Virginia Commonwealth Transportation Board
(U.S. Route 58 Corridor Development Program) 4.00% 5/15/47	2,000,000	1,899,960
		19,055,237
Local General Obligation Bonds — 14.16%
Arapahoe County School District No. 6 Littleton
(Littleton Public Schools) Series A 5.50% 12/1/38	650,000	727,318
Beacon Point Metropolitan District
5.00% 12/1/30 (AGM)	600,000	631,350
Boulder Valley School District No RE-2
Series A 4.00% 12/1/48	500,000	481,810
Brainerd Independent School District No. 181
(School Building)
Series A 4.00% 2/1/38	1,500,000	1,531,695
Series A 4.00% 2/1/43	1,500,000	1,516,380
Chicago Board of Education Dedicated Capital Improvement
5.00% 4/1/42	885,000	886,575
Chicago General Obligation Bonds
Series A 5.50% 1/1/49	760,000	773,163
Grand River Hospital District Garfield and Mesa Counties
5.25% 12/1/37 (AGM)	675,000	707,704
Jefferson County School District No. R-1
5.25% 12/15/24	750,000	786,465
Los Angeles Unified School District Eneral Obligation
(Sustainability Bonds) Series QRR 5.00% 7/1/23	2,500,000	2,526,125

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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Mounds View Independent School District No. 621
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/43	2,000,000	$ 2,012,060
New York General Obligation Bonds
Subordinate Series A-1 5.00% 8/1/27	1,000,000	1,097,890
Subordinate Series F-1 5.00% 4/1/45	3,745,000	3,931,239
The City of New York General Obligation Bonds
Series B 5.25% 10/1/47	1,500,000	1,650,690
Weld County School District No. RE-3(J)
(Weld and Adams Counties) 5.00% 12/15/34 (BAM)	1,000,000	1,066,390
		20,326,854
Pre-Refunded/Escrowed to Maturity Bonds — 7.08%
Central Platte Valley Metropolitan District
5.00% 12/1/43-23 §	375,000	380,876
Colorado Educational & Cultural Facilities Authority Revenue
(Charter School - Atlas Preparatory School Project) 144A 5.25% 4/1/45-25 #, §	700,000	735,658
Colorado Health Facilities Authority Revenue
(Covenant Retirement Communities, Inc.) Series A 5.75% 12/1/36-23 §	1,000,000	1,025,960
Commerce City
5.00% 8/1/44-24 (AGM) §	1,000,000	1,033,300
Idaho State Building Authority
(State Office Campus Project) Series A 4.00% 9/1/48-27 §	1,000,000	1,061,450
New Hope Cultural Education Facilities
(CHF - Collegiate Housing Stephenville II, LLC - Tarleton State University Project) Series A 5.00% 4/1/34-24 §	1,000,000	1,024,420
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
New Jersey Economic Development Authority
Series WW 5.25% 6/15/30-25 §	1,000,000	$ 1,061,870
St. Paul Housing & Redevelopment Authority Hospital Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	395,000	418,269
Series A 5.00% 11/15/30-25 §	290,000	307,084
Tallyn's Reach Metropolitan District No. 3
(Limited Tax Convertible) 144A 5.125% 11/1/38-23 #, §	295,000	300,083
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/46-24 §	2,000,000	2,042,340
Western Minnesota Municipal Power Agency Supply Revenue
Series A 5.00% 1/1/40-24 §	750,000	765,878
		10,157,188
Special Tax Revenue Bonds — 29.85%
City & County of San Francisco Special Tax District No 2020-1
(Federally Taxable) Series B 144A 5.25% 9/1/49 #	550,000	387,679
Commonwealth of Puerto Rico
(Subordinate) 2.289% 11/1/51 •	0	0
Detroit Retirement Systems Funding Trust
Series B 3.633% 6/15/34 (FGIC) ‡, •	3,480,122	3,132,110
Fountain Urban Renewal Authority Tax Increment Revenue
(South Academy Highlands Project) Series A 5.50% 11/1/44	655,000	607,866
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	13,869,155	11,615,417

NQ-OV9 [12/22] 2/23 (2759891)    7

Schedule of investments
Delaware Investments® National Municipal Income Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Idaho Housing & Finance Association Sales Tax Revenue
(Transportation Expansion And Congestion Mitigation) 5.00% 8/15/47	3,000,000	$ 3,221,460
Lincoln Park Metropolitan District
5.00% 12/1/46 (AGM)	500,000	530,245
Miami-Dade County
(Capital Appreciation) 3.505% 10/1/37 (BAM) ^	3,000,000	1,583,580
New York State Thruway Authority State Personal Income Tax Revenue
(Climate Bond Certified - Green Bonds) Series C 5.00% 3/15/55	4,000,000	4,231,480
Prairie Center Metropolitan District No. 3
Series A 144A 5.00% 12/15/41 #	500,000	464,120
Public Finance Authority, Wisconsin
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	380,000	313,306
Puerto Rico Sales Tax Financing Revenue
Series A-1 5.97% 7/1/51 ^	48,955,000	8,873,583
(Restructured) Series A-1 4.75% 7/1/53	7,000,000	6,205,080
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	935,000	967,585
Thornton Development Authority
(East 144th Avenue & I-25 Project)
Series B 5.00% 12/1/35	265,000	272,629
Series B 5.00% 12/1/36	440,000	452,584
		42,858,724
State General Obligation Bonds — 1.45%
Commonwealth of Massachusetts General Obligation bonds
Series A 5.50% 8/1/30 (AMBAC)	760,000	906,771
Illinois State
5.00% 11/1/36	1,170,000	1,173,148
		2,079,919
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds — 9.67%
Colorado High Performance Transportation Enterprise Revenue
(U.S. 36 & I-25 Managed Lanes) 5.00% 12/31/56	1,000,000	$ 978,730
(Senior U.S. 36 & I-25 Managed Lanes) 5.75% 1/1/44 (AMT)	1,110,000	1,110,777
Denver City & County Airport System Revenue
Series A 5.00% 12/1/48 (AMT)	1,000,000	1,013,610
Metropolitan Transportation Authority Revenue
(Climate Bond Certified - Green Bond) Subordinate Series A-1 5.00% 11/15/41	1,105,000	1,084,856
Minneapolis–St. Paul Metropolitan Airports Commission Revenue
(Subordinate)
Series B 5.00% 1/1/26 (AMT)	500,000	507,145
Series C 5.00% 1/1/33	1,000,000	1,070,920
Series C 5.00% 1/1/36	1,000,000	1,054,730
Series C 5.00% 1/1/46	1,245,000	1,284,479
New Jersey Turnpike Authority
Series A 4.00% 1/1/48	1,000,000	950,100
New Orleans Aviation Board
(North Terminal Project) Series B 5.00% 1/1/45 (AMT)	1,000,000	992,170
Pennsylvania State Turnpike Commission Revenue
Series A-1 5.00% 12/1/45	2,720,000	2,771,136
Port Authority of Guam Revenue
(Governmental) Series A 5.00% 7/1/48	1,050,000	1,068,018
		13,886,671
Water & Sewer Revenue Bonds — 2.12%
Guam Waterworks Authority Water And Wastewater System Revenue Refunding
5.00% 7/1/37 (Guam)	3,000,000	3,040,710
		3,040,710
Total Municipal Bonds (cost $250,038,598)		237,949,276

8    NQ-OV9 [12/22] 2/23 (2759891)

(Unaudited)
	Principal amount	Value (US $)
Short-Term Investments — 0.42%
Variable Rate Demand Notes — 0.42%
Housing And Redevelopment Authority of Health Care Facilities Revenue Refunding
(Allina Health System) Series B 3.65% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	300,000	$ 300,000
The City of New York General Obligation Bonds
VAR-FISCAL 2023-SER A-4 Series A 3.49% 9/1/49	300,000	300,000
Total Short-Term Investments (cost $600,000)		600,000

Total Value of Securities—166.17% (cost $250,638,598)		$238,549,276
Liquidation Value of Preferred – (68.96%)		(99,000,000)
Receivables and Other Assets Net of Liabilities—2.79%		4,009,048
Net Assets Applicable to 12,278,003 Shares Outstanding—100.00%		$143,558,324
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2022, the aggregate value of Rule 144A securities was $6,697,645, which represents 4.67% of the Fund's net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Non-income producing security. Security is currently in default.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation
FGIC – Financial Guaranty Insurance Corporation
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
USD – US Dollar
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